Trade and other payables (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Trade payables	$ 9,381,000,000	$ 34,020,000,000
Advances from sales, leases and services	3,538,000,000	2,962,000,000
Construction obligations	0	611,000,000
Accrued invoices	3,001,000,000	1,834,000,000
Deferred incomes	0	213,000,000
Admission fees	1,080	1,528,000,000
Deposits in guarantee	90	152,000,000
Total trade payables	17,090,000,000	41,320,000,000
Dividends payable to non-controlling shareholders	919,000,000	534,000,000
Taxes payable	1,747,000,000	1,133,000,000
Director's fees	153,000,000	204
Others	1,926,000,000	14,814,000,000
Total other payables	4,745,000,000	16,971,000,000
Trade and other payables	21,835,000,000	58,291,000,000
Non-current	2,250,000,000	4,485,000,000
Current	19,585,000,000	53,806,000,000
Total	$ 21,835,000,000	$ 58,291,000,000